Offerings	Apr. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value S$0.00000025 per share
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	American depositary shares issuable upon deposit of ordinary shares registered hereby will be registered under a separate registration statement on Form F-6 (Registration No. 333- ______ ). Each American depositary share represents _____ ordinary shares.

Includes ordinary shares that are issuable upon the exercise of the underwriters’ over-allotment option. Also includes ordinary shares initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the shares are first bona fide offered to the public. These ordinary shares are not being registered for the purpose of sales outside the United States.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representatives' warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Registrant’s ordinary shares represented by ADSs underlying the representative’s warrants are registered hereby, no separate registration fee is required with respect to the representative’s warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value S$0.00000025 per share, underlying the American depositary shares issuable upon exercise of the representatives' warrants
Maximum Aggregate Offering Price	$ 828,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 114.35
Offering Note	The representatives’ warrants entitle the holders thereof to purchase a number of American depositary shares equal to 3.0% of the aggregate number of American depositary shares sold in this offering, including any American depositary shares issued pursuant to exercise of the underwriters’ over-allotment option, at an exercise price equal to 120% of the initial public offering price of the American depositary shares. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of such warrants is $828,000.